FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
SCHEDULE OF FINANCIAL INSTRUMENT MEASURED ON RECURRING BASIS

	As of September 30, 2021		Fair Value Measurements
	Carrying	Fair	As of September 30, 2021
	Amount	Value	Level 1	Level 2	Level 3
			(unaudited)
Liabilities:
Contingent consideration:
Asuragen (1)	$2,136	$2,136	$-	$-	$2,136
Other long-term liabilities:
Warrant liability (2)	158	158	-	-	158
	$2,294	$2,294	$-	$-	$2,294

	As of December 31, 2020		Fair Value Measurements
	Carrying	Fair	As of December 31, 2020
	Amount	Value	Level 1	Level 2	Level 3

Liabilities:
Contingent consideration:
Asuragen (1)	$2,216	$2,216	$-	$-	$2,216
Other long-term liabilities:
Warrant liability (2)	21	21	-	-	21
	$2,237	$2,237	$-	$-	$2,237

(1)(2) See Note 9, Accrued Expenses and Long-Term Liabilities

	As of December 31, 2020		Fair Value Measurements
	Carrying	Fair	As of December 31, 2020
	Amount	Value	Level 1	Level 2	Level 3

Liabilities:
Contingent consideration:
Asuragen (1)	$2,216	$2,216	$-	$-	$2,216
Other long-term liabilities:
Warrant liability (2)	21	21	-	-	21
	$2,237	$2,237	$-	$-	$2,237

	As of December 31, 2019		Fair Value Measurements
	Carrying	Fair	As of December 31, 2019
	Amount	Value	Level 1	Level 2	Level 3

Liabilities:
Contingent consideration:
Asuragen (1)	$2,893	$2,893	$-	$-	$2,893
Other long-term liabilities:
Warrant liability (2)	82	82	-	-	82
	$2,975	$2,975	$-	$-	$2,975

SCHEDULE OF FAIR VALUE, ASSETS MEASURED ON RECURRING BASIS, UNOBSERVABLE INPUT RECONCILIATION

A roll forward of the carrying value of the Contingent Consideration Liability and the 2017 Underwriters’ Warrants to September 30, 2021 is as follows:

				Cancellation of Obligation/	Adjustment to Fair Value/
	December 31, 2020	Payments	Accretion	Conversions Exercises	Mark to Market	September 30, 2021
	(unaudited)
Contingent consideration liability	$2,216	$(398)	$375	$-	$(57)	$2,136

Underwriters Warrants	21	-	-	-	137	158
	$2,237	$(398)	$375	$-	$80	$2,294

				Cancellation	Adjustment
				of Obligation/	to Fair Value/
	December 31, 2019	Payments	Accretion	Conversions Exercises	Mark to Market	December 31, 2020

Asuragen	$2,893	$(737)	$549	$-	$(489)	$2,216

Underwriters Warrants	82	-	-	-	(61)	21
	$2,975	$(737)	$549	$-	$(550)	$2,237